Financial risk management - Sensitivity of Commodity Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commodity contracts
Disclosure of credit risk exposure [line items]
Change in risk variable, percent	10.00%	10.00%	10.00%
10% increase in commodity prices equity gain	€ 144	€ 140	€ 92
10% decrease in commodity prices equity loss	€ (144)	€ (140)	€ (92)
Foreign currency contracts | Euro
Disclosure of credit risk exposure [line items]
Change in risk variable, percent	10.00%